PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

10.PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Office and electronic equipment	21,073,385	20,313,756	2,782,973
Leasehold improvements	14,254,811	14,319,949	1,961,825
Motor vehicles	1,607,517	394,956	54,109
Property and equipment, gross	36,935,713	35,028,661	4,798,907
Less: accumulated depreciation	(28,696,676)	(28,394,152)	(3,889,983)
Property and equipment, net	8,239,037	6,634,509	908,924

Depreciation expense, for the years ended December 31, 2022, 2023 and 2024, was RMB5,483,032, RMB6,670,588 and RMB1,995,219 (US$273,344), respectively. Costs associated with the repair and maintenance of property and equipment are expensed as incurred.